Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	35 Months Ended	36 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2024	May 31, 2025
Average Annual Return [Line Items]
Average Annual Return, Percent			8.67%	13.80%
C000228450 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.28%	6.39%	12.12%
C000252239 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.25%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%